SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO LARGE CAP STOCK FUNDS

Wells Fargo Intrinsic Value Fund

Wells Fargo Omega Growth Fund
Wells Fargo Premier Large Company Growth Fund

(each a “Fund”, together the “Funds”)

Effective immediately, Class B shareholders of other Wells Fargo Funds are no longer able to exchange their shares for Class B shares of the Funds.

            Effective on May 6, Class B shares of the Funds will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectuses and SAI will be removed.

March 21, 2017                                                                                                           LCR037/P101SP2